Emerging Markets Growth Fund, Inc. 6455 Irvine Center Drive Irvine, California 92618-4518

September 5, 2018

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: Emerging Markets Growth Fund, Inc.

File Nos. 333-74995 and 811-04692

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on August 31, 2018 of Registrant’s Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 63 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary